Cover Page	Aug. 01, 2023
Cover [Abstract]
Entity Central Index Key	0001481792
Amendment Flag	false
Document Type	8-K
Document Period End Date	Aug. 01, 2023
Entity Registrant Name	Quad/Graphics, Inc.
Entity Incorporation, State or Country Code	WI
Entity File Number	001-34806
Entity Tax Identification Number	39-1152983
Entity Address, Address Line One	N61 W23044 Harry’s Way
Entity Address, City or Town	Sussex
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53089-3995
City Area Code	414
Local Phone Number	566-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.025 per share
Trading Symbol	QUAD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false